United States Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549


Dear Sir or Madam:

This letter is in response to your communication dated August 23, 2005, pertaining to the Form 8K filed by North Shore Capital II, Inc., (the "Company"), on May 5, 2005. In a phone conversation on August 30, 2005, I discussed the letter with Mr. Don Wiland of the S.E.C.

As detailed in the final paragraph under Item 4 in the Amended
Form 8K, the Company did not consult with Miller Ellin and Company, the Company's new auditor, regarding any issues covered under
Item 304(a)(1)(iv), prior to the engagement of Miller Ellin.
The Company had no disagreements over any accounting matter with Dennis Bersch, the previous auditor.

In a letter from the United States Securities and Exchange Commission dated February 23, 2005, the Company was informed that Dennis Bersch was not registered with the Public Company Accounting Oversight Board (PCAOB), as required pursuant to
Section 102 of the Sarbanes-Oxley Act. The Company, in response to the February 23, 2005, letter, dismissed Dennis Bersch and engaged Miller Ellin.


In connection with the amended Form 8K, the Company acknowledges that;

1). The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2)	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3) The Company maw not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Sincerely,


Gerard M. Werner